Quarterly Holdings Report
for

Fidelity Flex® Freedom Blend Funds

Fidelity Flex® Freedom Blend 2015 Fund

June 30, 2020

Z15-QTLY-0820
1.9884234.103

Schedule of Investments June 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 23.6%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	310	$5,564
Fidelity Series Commodity Strategy Fund (a)	782	3,002
Fidelity Series Large Cap Growth Index Fund (a)	301	3,785
Fidelity Series Large Cap Stock Fund (a)	275	3,866
Fidelity Series Large Cap Value Index Fund (a)	664	7,298
Fidelity Series Small Cap Opportunities Fund (a)	152	1,853
Fidelity Series Value Discovery Fund (a)	223	2,613
TOTAL DOMESTIC EQUITY FUNDS
(Cost $28,269)		27,981

International Equity Funds - 21.9%
Fidelity Series Canada Fund (a)	136	1,301
Fidelity Series Emerging Markets Fund (a)	135	1,152
Fidelity Series Emerging Markets Opportunities Fund (a)	543	10,405
Fidelity Series International Growth Fund (a)	206	3,532
Fidelity Series International Index Fund (a)	153	1,449
Fidelity Series International Small Cap Fund (a)	72	1,152
Fidelity Series International Value Fund (a)	420	3,533
Fidelity Series Overseas Fund (a)	341	3,519
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $25,781)		26,043

Bond Funds - 41.6%
Fidelity Series Corporate Bond Fund (a)	695	7,755
Fidelity Series Emerging Markets Debt Fund (a)	85	761
Fidelity Series Floating Rate High Income Fund (a)	19	164
Fidelity Series Government Bond Index Fund (a)	829	9,337
Fidelity Series High Income Fund (a)	95	839
Fidelity Series Inflation-Protected Bond Index Fund (a)	933	9,749
Fidelity Series International Credit Fund (a)	6	63
Fidelity Series Investment Grade Bond Fund (a)	856	10,387
Fidelity Series Investment Grade Securitized Fund (a)	670	7,120
Fidelity Series Long-Term Treasury Bond Index Fund (a)	261	2,712
Fidelity Series Real Estate Income Fund (a)	51	494
TOTAL BOND FUNDS
(Cost $46,869)		49,381

Short-Term Funds - 12.9%
Fidelity Series Government Money Market Fund 0.25% (a)(b)	1,865	1,865
Fidelity Series Short-Term Credit Fund (a)	285	2,916
Fidelity Series Treasury Bill Index Fund (a)	1,049	10,507
TOTAL SHORT-TERM FUNDS
(Cost $15,213)		15,288
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $116,132)		118,693
NET OTHER ASSETS (LIABILITIES) - 0.0%		1
NET ASSETS - 100%		$118,694

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$4,171	$345	$569	$--	$44	$1,573	$5,564
Fidelity Series Canada Fund	1,238	89	214	--	(50)	238	1,301
Fidelity Series Commodity Strategy Fund	3,651	34	825	--	(218)	360	3,002
Fidelity Series Corporate Bond Fund	6,240	1,013	123	56	(7)	632	7,755
Fidelity Series Emerging Markets Debt Fund	675	9	--	10	--	77	761
Fidelity Series Emerging Markets Fund	727	262	12	--	(3)	178	1,152
Fidelity Series Emerging Markets Opportunities Fund	7,032	2,022	406	--	(40)	1,797	10,405
Fidelity Series Floating Rate High Income Fund	151	2	--	2	--	11	164
Fidelity Series Government Bond Index Fund	9,656	508	811	38	30	(46)	9,337
Fidelity Series Government Money Market Fund 0.25%	3,003	1,232	2,370	2	--	--	1,865
Fidelity Series High Income Fund	772	12	--	12	--	55	839
Fidelity Series Inflation-Protected Bond Index Fund	8,907	603	94	5	2	331	9,749
Fidelity Series International Credit Fund	58	--	--	--	--	5	63
Fidelity Series International Growth Fund	3,711	94	909	--	42	594	3,532
Fidelity Series International Index Fund	1,359	75	200	--	(29)	244	1,449
Fidelity Series International Small Cap Fund	1,096	--	149	--	(15)	220	1,152
Fidelity Series International Value Fund	3,542	61	662	--	(134)	726	3,533
Fidelity Series Investment Grade Bond Fund	9,410	594	115	69	2	496	10,387
Fidelity Series Investment Grade Securitized Fund	6,566	740	234	27	2	46	7,120
Fidelity Series Large Cap Growth Index Fund	3,099	335	441	68	43	749	3,785
Fidelity Series Large Cap Stock Fund	3,217	240	148	--	(15)	572	3,866
Fidelity Series Large Cap Value Index Fund	5,990	696	206	--	(39)	857	7,298
Fidelity Series Long-Term Treasury Bond Index Fund	2,684	283	187	57	38	(106)	2,712
Fidelity Series Overseas Fund	3,473	239	845	--	(42)	694	3,519
Fidelity Series Real Estate Income Fund	425	6	--	7	--	63	494
Fidelity Series Short-Term Credit Fund	2,803	16	--	17	--	97	2,916
Fidelity Series Small Cap Opportunities Fund	1,589	162	217	--	(43)	362	1,853
Fidelity Series Treasury Bill Index Fund	10,499	39	--	39	--	(31)	10,507
Fidelity Series Value Discovery Fund	1,867	522	87	--	(8)	319	2,613
Total	$107,611	$10,233	$9,824	$409	$(440)	$11,113	$118,693

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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